RECENT DEVELOPMENTS (TPSCo Loans from Japanese Financial Institutions) (Details) - 6 months ended Jun. 30, 2018 - TPSCo [Member] ¥ in Thousands, $ in Thousands	USD ($)	JPY (¥)
Term Loan 2018 [Member]
Recent Developments [Line Items]
Outstanding principal | $	$ 100,000
Fixed interest rate	1.95%
Principal payable period	Starting June 2021 until June 2025
JPY [Member] | Term Loan 2018 [Member]
Recent Developments [Line Items]
Outstanding principal | ¥		¥ 11,000,000
Loan One repaid July 2018 [Member]
Recent Developments [Line Items]
Interest rate	TIBOR plus 1.65%
Loan Two repaid July 2018 [Member] | JPY [Member]
Recent Developments [Line Items]
Interest rate	TIBOR plus 2%